Impairment (Details Narrative) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Net impairment reversals	$ 64
Net impairment losses	403
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Net impairment losses	383
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Net impairment reversals	13
Property, plant and equipment [member] | A N S A [Member]
IfrsStatementLineItems [Line Items]
Net impairment reversals	37
Equity Accounted Investments [Member]
IfrsStatementLineItems [Line Items]
Net impairment reversals	$ 12